Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - 96.6%
522 Funding CLO Ltd. 2020-6A DR, CME Term SOFR 3 Month + 3.4116%,
8.7274%, 10/23/34 (144A)
‡
$ 6,000,000 $ 5,864,748
AB BSL CLO 1 Ltd. 2020-1A DR, CME Term SOFR 3 Month + 3.4500%,
8.7640%, 1/15/35 (144A)
‡
2,000,000 1,991,778
AB BSL CLO 2 Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.6116%, 8.9256%,
4/15/34 (144A)
‡
1,000,000 1,000,079
AGL CLO 10 Ltd. 2021-10A D, CME Term SOFR 3 Month + 3.1616%, 8.4756%,
4/15/34 (144A)
‡
2,000,000 1,968,488
AGL CLO 6 Ltd. 2020-6A DR, CME Term SOFR 3 Month + 3.5116%, 8.8294%,
7/20/34 (144A)
‡
2,000,000 1,980,588
AGL CLO 7 Ltd. 2020-7A DR, CME Term SOFR 3 Month + 3.3616%, 8.6756%,
7/15/34 (144A)
‡
250,000 247,308
AIMCO CLO 2018-BA D, CME Term SOFR 3 Month + 3.2616%, 8.5756%,
1/15/32 (144A)
‡
6,000,000 6,001,248
AIMCO CLO 10 Ltd. 2019-10A DR, CME Term SOFR 3 Month + 3.1616%,
8.4794%, 7/22/32 (144A)
‡
2,000,000 1,977,932
Annisa CLO Ltd. 2016-2A DR, CME Term SOFR 3 Month + 3.2616%, 8.5794%,
7/20/31 (144A)
‡
1,500,000 1,496,099
Apidos CLO XXIII 2015-23A DR, CME Term SOFR 3 Month + 3.2116%, 8.5256%,
4/15/33 (144A)
‡
950,000 948,193
Ares XLI CLO Ltd. 2016-41A DR, CME Term SOFR 3 Month + 3.2616%,
8.5756%, 4/15/34 (144A)
‡
1,250,000 1,228,269
Ares XXVII CLO Ltd. 2013-2A DR2, CME Term SOFR 3 Month + 3.5116%,
8.8312%, 10/28/34 (144A)
‡
2,000,000 1,992,292
Bain Capital Credit CLO Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.4116%,
8.7256%, 7/16/34 (144A)
‡
5,000,000 4,991,875
Bain Capital Credit CLO Ltd. 2021-4A D, CME Term SOFR 3 Month + 3.3616%,
8.6794%, 10/20/34 (144A)
‡
2,000,000 1,939,924
Barings CLO Ltd. 2018-2A C, CME Term SOFR 3 Month + 2.9616%, 8.2756%,
4/15/30 (144A)
‡
2,000,000 2,000,096
Barings CLO Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.9116%, 9.2256%,
4/15/36 (144A)
‡
3,000,000 3,000,900
Battery Park CLO II Ltd. 2022-1A D, CME Term SOFR 3 Month + 5.6800%,
10.9978%, 10/20/35 (144A)
‡
2,000,000 2,020,498
Bethpage Park CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.2116%,
8.5256%, 10/15/36 (144A)
‡
1,500,000 1,472,617
BlueMountain CLO XXVI Ltd. 2019-26A D2R, CME Term SOFR 3 Month +
4.6316%, 9.9494%, 10/20/34 (144A)
‡
1,250,000 1,217,269
BlueMountain CLO XXX Ltd. 2020-30A DR, CME Term SOFR 3 Month +
3.3000%, 8.6140%, 4/15/35 (144A)
‡
1,500,000 1,471,229
Boyce Park CLO Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.1000%, 8.4178%,
4/21/35 (144A)
‡
1,500,000 1,475,430
Carlyle US CLO Ltd. 2021-1A C, CME Term SOFR 3 Month + 3.0616%, 8.3756%,
4/15/34 (144A)
‡
3,250,000 3,211,107
Carlyle US CLO Ltd. 2021-10A D, CME Term SOFR 3 Month + 3.5616%,
8.8794%, 10/20/34 (144A)
‡
3,000,000 2,949,528
Carlyle US CLO Ltd. 2020-2A CR, CME Term SOFR 3 Month + 3.4616%,
8.7863%, 1/25/35 (144A)
‡
3,000,000 2,975,190
Carlyle US CLO Ltd. 2022-2A C, CME Term SOFR 3 Month + 3.5500%,
8.8678%, 4/20/35 (144A)
‡
2,500,000 2,501,512
Carlyle US CLO Ltd. 2021-7A C, CME Term SOFR 3 Month + 3.3616%, 8.6756%,
10/15/35 (144A)
‡
3,700,000 3,676,131
Carlyle US CLO Ltd. 2023-4A D, CME Term SOFR 3 Month + 4.1000%, 9.4743%,
10/25/36 (144A)
‡
7,700,000 7,707,816

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Cedar Funding VI CLO Ltd. 2016-6A DRR, CME Term SOFR 3 Month + 3.5716%,
8.8894%, 4/20/34 (144A)
‡
$ 1,000,000 $ 991,689
Cedar Funding X CLO Ltd. 2019-10A DR, CME Term SOFR 3 Month + 3.4616%,
8.7794%, 10/20/32 (144A)
‡
2,000,000 1,963,682
CIFC Funding 2021-V Ltd. 2021-5A D, CME Term SOFR 3 Month + 3.5116%,
8.8256%, 7/15/34 (144A)
‡
3,250,000 3,252,200
CIFC Funding Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.3616%, 8.6794%,
4/20/32 (144A)
‡
1,000,000 1,000,499
CIFC Funding Ltd. 2021-3A D, CME Term SOFR 3 Month + 3.2616%, 8.5756%,
7/15/36 (144A)
‡
2,200,000 2,185,656
Dryden 105 CLO Ltd. 2023-105A D, CME Term SOFR 3 Month + 5.2000%,
10.4979%, 4/18/36 (144A)
‡
1,500,000 1,504,176
Dryden 60 CLO Ltd. 2018-60A D, CME Term SOFR 3 Month + 3.2616%,
8.5756%, 7/15/31 (144A)
‡
3,250,000 3,214,032
Dryden 78 CLO Ltd. 2020-78A D, CME Term SOFR 3 Month + 3.2616%,
8.5781%, 4/17/33 (144A)
‡
1,404,790 1,392,550
Dryden 80 CLO Ltd. 2019-80A DR, CME Term SOFR 3 Month + 3.1000%,
8.4165%, 1/17/33 (144A)
‡
1,000,000 961,423
Dryden 85 CLO Ltd. 2020-85A DR, CME Term SOFR 3 Month + 3.4616%,
8.7756%, 10/15/35 (144A)
‡
1,300,000 1,269,273
Dryden 90 CLO Ltd. 2021-90A D, CME Term SOFR 3 Month + 3.2616%,
8.6287%, 2/20/35 (144A)
‡
1,000,000 959,639
Dryden 98 CLO Ltd. 2022-98A D, CME Term SOFR 3 Month + 3.1000%,
8.4178%, 4/20/35 (144A)
‡
5,550,000 5,360,562
Elmwood CLO VII Ltd. 2020-4A DR, CME Term SOFR 3 Month + 4.1500%,
9.4665%, 1/17/34 (144A)
‡
2,000,000 2,001,378
Franklin Park Place CLO I LLC 2022-1A D, CME Term SOFR 3 Month + 3.7500%,
9.0640%, 4/14/35 (144A)
‡
2,500,000 2,472,305
Gilbert Park CLO Ltd. 2017-1A D, CME Term SOFR 3 Month + 3.2116%, 8.5256%,
10/15/30 (144A)
‡
1,000,000 1,000,085
GoldenTree Loan Management US CLO 10 Ltd. 2021-10A D, CME Term SOFR 3
Month + 3.3116%, 8.6294%, 7/20/34 (144A)
‡
1,000,000 1,000,343
HalseyPoint CLO 3 Ltd. 2020-3A D1, CME Term SOFR 3 Month + 4.5116%,
9.8290%, 11/30/32 (144A)
‡
1,000,000 1,001,978
Jamestown CLO XI Ltd. 2018-11A C, CME Term SOFR 3 Month + 3.5116%,
8.8256%, 7/14/31 (144A)
‡
1,000,000 994,665
KKR CLO 12 Ltd. 12 DR2, CME Term SOFR 3 Month + 3.3616%, 8.6756%,
10/15/30 (144A)
‡
1,000,000 1,000,597
KKR CLO 27 Ltd. 27A DR, CME Term SOFR 3 Month + 3.2500%, 8.5640%,
10/15/32 (144A)
‡
1,250,000 1,228,595
LCM 31 Ltd. 31A D, CME Term SOFR 3 Month + 3.8616%, 9.1794%, 1/20/32
(144A)
‡
3,000,000 2,987,142
Madison Park Funding XVII Ltd. 2015-17A DR, CME Term SOFR 3 Month +
3.8616%, 9.1794%, 7/21/30 (144A)
‡
2,000,000 2,002,108
Magnetite XXXIX Ltd. 2023-39A D, CME Term SOFR 3 Month + 4.1500%,
9.5348%, 10/25/33 (144A)
‡
1,790,000 1,792,279
Mariner CLO LLC 2016-3A DR2, CME Term SOFR 3 Month + 3.1616%, 8.4774%,
7/23/29 (144A)
‡
2,000,000 2,000,162
Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A DR, CME Term SOFR 3
Month + 3.1616%, 8.4756%, 10/16/33 (144A)
‡
2,500,000 2,479,555
Neuberger Berman Loan Advisers NBLA CLO 53 Ltd. 2023-53A D, CME Term
SOFR 3 Month + 4.5000%, 9.8394%, 10/24/32 (144A)
‡
5,000,000 5,017,860
Oaktree CLO Ltd. 2019-3A D1R, CME Term SOFR 3 Month + 3.4716%, 8.7894%,
10/20/34 (144A)
‡
2,500,000 2,476,425

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
OCP CLO Ltd. 2020-8RA C, CME Term SOFR 3 Month + 4.0116%, 9.3281%,
1/17/32 (144A)
‡
$ 1,850,000 $ 1,851,863
OCP CLO Ltd. 2020-18A DR, CME Term SOFR 3 Month + 3.4616%, 8.7794%,
7/20/32 (144A)
‡
3,400,000 3,350,040
OCP CLO Ltd. 2021-21A D, CME Term SOFR 3 Month + 3.2116%, 8.5294%,
7/20/34 (144A)
‡
2,300,000 2,275,956
OCP CLO Ltd. 2020-19A DR, CME Term SOFR 3 Month + 3.4116%, 8.7294%,
10/20/34 (144A)
‡
2,000,000 1,961,844
Octagon 54 Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.3116%, 8.6256%,
7/15/34 (144A)
‡
1,750,000 1,699,052
Octagon Investment Partners 41 Ltd. 2019-2A DR, CME Term SOFR 3 Month +
3.4616%, 8.7756%, 10/15/33 (144A)
‡
2,300,000 2,267,628
OHA Loan Funding Ltd. 2016-1A DR, CME Term SOFR 3 Month + 3.2616%,
8.5794%, 1/20/33 (144A)
‡
3,000,000 3,000,492
Palmer Square Loan Funding Ltd. 2022-2A C, CME Term SOFR 3 Month +
3.1000%, 8.4140%, 10/15/30 (144A)
‡
2,645,000 2,645,600
PPM CLO Ltd. 2018-1A D, CME Term SOFR 3 Month + 3.5116%, 8.8256%,
7/15/31 (144A)
‡
3,750,000 3,630,495
RAD CLO 15 Ltd. 2021-15A D, CME Term SOFR 3 Month + 3.3116%, 8.6294%,
1/20/34 (144A)
‡
1,000,000 991,686
Rad CLO 18 Ltd. 2023-18A D, CME Term SOFR 3 Month + 5.2500%, 10.5640%,
4/15/36 (144A)
‡
2,412,000 2,442,746
RAD CLO 19 Ltd. 2023-19A D, CME Term SOFR 3 Month + 5.7500%, 11.0678%,
4/20/35 (144A)
‡
1,000,000 1,002,297
RAD CLO 21 Ltd. 2023-21A D, CME Term SOFR 3 Month + 4.4000%, 9.7743%,
1/25/33 (144A)
‡
3,250,000 3,254,049
Regatta XII Funding Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.3616%,
8.6756%, 10/15/32 (144A)
‡
2,000,000 1,990,658
Regatta XX Funding Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.3616%,
8.6756%, 10/15/34 (144A)
‡
250,000 249,995
Rockford Tower CLO Ltd. 2018-2A D, CME Term SOFR 3 Month + 3.3616%,
8.6794%, 10/20/31 (144A)
‡
3,100,000 3,035,427
Rockford Tower CLO Ltd. 2020-1A D, CME Term SOFR 3 Month + 4.0116%,
9.3294%, 1/20/32 (144A)
‡
4,000,000 4,000,448
RR 3 Ltd. 2018-3A CR2, CME Term SOFR 3 Month + 2.7616%, 8.0756%,
1/15/30 (144A)
‡
1,660,000 1,628,133
Sandstone Peak Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.8116%, 9.1256%,
10/15/34 (144A)
‡
2,000,000 1,935,830
Signal Peak CLO 10 Ltd. 2021-10A D, CME Term SOFR 3 Month + 3.4616%,
8.7802%, 1/24/35 (144A)
‡
1,500,000 1,490,433
Sixth Street CLO XIX Ltd. 2021-19A D, CME Term SOFR 3 Month + 3.2616%,
8.5794%, 7/20/34 (144A)
‡
2,500,000 2,500,243
TCI-Flatiron CLO Ltd. 2017-1A D, CME Term SOFR 3 Month + 3.0116%, 8.3810%,
11/18/30 (144A)
‡
5,500,000 5,500,116
TCW CLO Ltd. 2020-1A DRR, CME Term SOFR 3 Month + 3.6616%, 8.9794%,
4/20/34 (144A)
‡
1,500,000 1,451,355
TICP CLO VIII Ltd. 2017-8A CR, CME Term SOFR 3 Month + 3.6616%, 8.9794%,
10/20/34 (144A)
‡
2,000,000 2,001,216
Venture 44 CLO Ltd. 2021-44A D1, CME Term SOFR 3 Month + 3.4916%,
8.8094%, 10/20/34 (144A)
‡
2,000,000 1,916,814
Voya CLO Ltd. 2019-4A DR, CME Term SOFR 3 Month + 3.4616%, 8.7756%,
1/15/35 (144A)
‡
1,250,000 1,202,222
Whetstone Park CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.1616%,
8.4794%, 1/20/35 (144A)
‡
2,350,000 2,304,802

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Whitebox CLO II Ltd. 2020-2A DR, CME Term SOFR 3 Month + 3.6116%,
8.9302%, 10/24/34 (144A)
‡
$ 250,000 $ 250,130
Total Collateralized Loan Obligations (cost $183,297,104) 184,650,572
Investment Companies - 1.9%
Money Market Funds - 1.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3414%
£,∞
(cost $3,557,611) 3,556,900 3,557,611
Total Investments (total cost $186,854,715 ) - 98.5% 188,208,183
Cash, Receivables and Other Assets, net of Liabilities - 1.5% 2,841,293
Net Assets - 100.0% $191,049,476
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 188,208,183 100.0%
– –
Schedule of Affiliated Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases Sales Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments,
at Value at
1/31/24
Dividend
Income
Investment Company - 1.9%
Money Market Funds - 1.9%
Janus Henderson Cash Liquidity Fund
LLC, 5.3414%
∞
$ 2,549,332 $ 39,084,014 $ (38,075,735) $ – $ – $ 3,557,611 $ 26,039

Janus Henderson B-BBB CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2024

LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of January 31, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of January 31, 2024.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2024 is $184,650,572 which represents 96.6% of net assets.
The following is a summary of the inpu ts that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 184,650,572 $ —
Investment Companies — 3,557,611 —
Total Assets $ — $ 188,208,183 $ —

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-25-70446 03-24